Offerings - Offering: 1	Oct. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01
Amount Registered	400,000
Proposed Maximum Offering Price per Unit	22.45
Maximum Aggregate Offering Price	$ 8,980,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 781.26
Offering Note
1.

Represents the shares of common stock, par value $.01 per share (“Common Stock”), of Smith-Midland Corporation issuable pursuant to the Smith-Midland Corporation 2026 Equity Incentive Plan. Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended, there are also being registered such indeterminable number of additional shares of Common Stock as may become issuable pursuant to anti-dilution provisions contained in such plan.

2.	Estimated solely for the purpose of calculating the registration fee.
3.	Computed in accordance with Rule 457(c) and 457(h), based upon the average of the high and low prices for the Common Stock reported on NASDAQ Stock Market on October 14, 2026.